Expense Example {- Retailing Portfolio} - 02.28 Select Portfolios: Group 1 Consumer Discretionary Sector Combo PRO-21 - Retailing Portfolio - Retailing Portfolio-Default	Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 72
3 years	224
5 years	390
10 years	$ 871